Supplemental Cash Flow Disclosures - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Supplemental cash flows disclosures
Interest paid	$ 18,248,687	$ 20,531,410
Income taxes paid	2,897	1,295,173
Supplemental disclosure of non‑cash activities
Capital expenditures included in accounts payable	$ 3,176,356	$ 8,821,227